Equity Accounted Investees, Other Investments and Non-Current Accounts Receivable - Summary of Other Investments and Non-current Accounts Receivable (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Miscellaneous non-current assets [abstract]
Non-current accounts receivable	$ 246	$ 197
Investments at fair value through the income statement	23	34
Non-current portion of valuation of derivative financial instruments	3	2
Investments in strategic equity securities	3	3
Other investments and non-current accounts receivable	$ 275	$ 236